Cover	Oct. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 04, 2024
Entity File Number	0-27873
Entity Registrant Name	America Great Health
Entity Central Index Key	0001098009
Entity Tax Identification Number	98-0178621
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1609 W Valley Blvd.
Entity Address, Address Line Two	#338
Entity Address, City or Town	Alhambra
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	28277
City Area Code	626
Local Phone Number	576-1299
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false